STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 03, 2022	May 22, 2020	Jul. 02, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	May 22, 2019
Class of Stock [Line Items]
Common stock capitalized			2,000,000,000
Preferred stock, shares authorized					20,000,000	20,000,000
Preferred stock capitalized			5,000,000
Common stock, shares authorized				2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares par value				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				1,459,256,460	1,411,799,497	1,211,495,162
Common stock, shares outstanding				1,459,256,460	1,411,799,497	1,211,495,162
Preferred stock, par value					$ 0.0001	$ 0.0001
Preferred stock, shares issued					4,250,579	4,250,579
Preferred stock, shares outstanding					4,250,579	4,250,579
warrants issued				133,689,840
Strike price				$ 0.01122
Weighted-average remaining contractual life				4 years 5 months 1 day
Stage It Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized						20,000,000	20,000,000	20,000,000
Common stock, shares par value						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued						972,614	972,614	972,614
Common stock, shares outstanding						972,614	972,614	972,614
Preferred stock conversion, description						Each share of preferred stock is convertible to common stock on a 1 for 1 basis
Two Convertible Noteholders [Member]
Class of Stock [Line Items]
warrants issued							15,800,319
Strike price							$ 0.00475
Financing expense							$ 36,533
Weighted-average remaining contractual life					2 years 29 days
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			20,000,000		20,000,000	20,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001
Preferred stock, shares issued					4,250,579	4,250,579
Preferred stock, shares outstanding					4,250,579	4,250,579
Preferred stock, designated									4,126,776
Common stock shares converted		50
fair value of the preferred shares							$ 590,129
Non Redeemable Preferred Stock A [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, par value						$ 0.0001
Non Redeemable Preferred Stock A 1 [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, par value						0.0001
Non Redeemable Preferred Stock A 2 [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, par value						0.0001
Non Redeemable Preferred Stock A 3 [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, par value						$ 0.0001
Preferred Stock A [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						400,000	400,000	400,000
Preferred stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued						40,000	40,000	40,000
Preferred stock, shares outstanding						40,000	40,000	40,000
Preferred Stock A 1 [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						3,000,000	3,000,000	3,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued						246,543	246,543	246,543
Preferred stock, shares outstanding						246,543	246,543	246,543
Preferred Stock A 2 [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						2,000,000	2,000,000	2,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued						200,000	200,000	200,000
Preferred stock, shares outstanding						200,000	200,000	200,000
Preferred Stock A 3 [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						300,000	300,000	300,000
Preferred stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued						196,522	196,522	196,522
Preferred stock, shares outstanding						196,522	196,522	196,522
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				20,000,000	20,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001
Preferred stock, shares issued				4,250,579	4,250,579
Preferred stock, shares outstanding				4,250,579	4,250,579
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,600
Preferred stock, par value	$ 0.0001
Common stock shares converted	1,200
Financing expense	$ 300,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross	1,535
Return Amount	$ 1,500,000
Financing Fees	$ 42,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				1,600	1,600
Preferred stock, par value				$ 0.0001	$ 0.0001
Preferred stock, shares issued				1,535		0
Preferred stock, shares outstanding				1,535	0